Share-based compensation - Schedule of Share Options and Other Equity Instruments (Details)	12 Months Ended
	Dec. 31, 2021 shares yr	Dec. 31, 2020 shares yr
LTPP 2018
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Maximum term of awards granted | yr	10
LTIP 2018
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share options outstanding at beginning of period (in shares)	5,571,250	17,160,000
Share options granted (in shares)	2,373,750	2,095,000
Share options forfeited (in shares)	0	(75,000)
Share options exercised (in shares)	(7,080,000)	(13,608,750)
Share options outstanding at end of period (in shares)	865,000	5,571,250
Share options exercisable (in shares)	865,000	606,250
SLIA 2019
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Other equity instruments outstanding at beginning of period (in shares)	4,700,000	4,700,000
Instruments granted (in shares)	0	0
Other equity instruments forfeited (in shares)	0	0
Other equity instruments exercised (in shares)	0	0
Other equity instruments outstanding at end of period (in shares)	4,700,000	4,700,000
Maximum term of awards granted | yr	5	5
Other equity instruments exercisable (in shares)	0	0
BoD 2019
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Other equity instruments outstanding at beginning of period (in shares)	25,326	0
Instruments granted (in shares)	16,833	25,326
Other equity instruments forfeited (in shares)	0	0
Other equity instruments exercised (in shares)	(25,326)	0
Other equity instruments outstanding at end of period (in shares)	16,833	25,326
Other equity instruments exercisable (in shares)	0	0
LTIP 2020
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Other equity instruments outstanding at beginning of period (in shares)	0	0
Instruments granted (in shares)	285,818	0
Other equity instruments forfeited (in shares)	0	0
Other equity instruments exercised (in shares)	(284,230)	0
Other equity instruments outstanding at end of period (in shares)	1,588	0
Other equity instruments exercisable (in shares)	712	0
LTIP 2020 | Class A
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share options outstanding at beginning of period (in shares)	0	0
Share options granted (in shares)	5,757,296	0
Share options forfeited (in shares)	(10,000)	0
Share options exercised (in shares)	(59,485)	0
Share options outstanding at end of period (in shares)	5,687,811	0
Share options exercisable (in shares)	5,687,811	0
LTIP 2020 | Class B
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share options outstanding at beginning of period (in shares)	0	0
Share options granted (in shares)	10,552,670	0
Share options forfeited (in shares)	0	0
Share options exercised (in shares)	0	0
Share options outstanding at end of period (in shares)	10,552,670	0
Share options exercisable (in shares)	10,552,670	0
Founders Plan 2021
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Other equity instruments outstanding at beginning of period (in shares)	0	0
Instruments granted (in shares)	699,648	0
Other equity instruments forfeited (in shares)	0	0
Other equity instruments exercised (in shares)	(576,320)	0
Other equity instruments outstanding at end of period (in shares)	123,328	0
Other equity instruments exercisable (in shares)	123,328	0
Phantom shares | OEPP 2018
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Other equity instruments outstanding at beginning of period (in shares)	1,225,000	1,298,750
Instruments granted (in shares)	0	326,250
Other equity instruments forfeited (in shares)	(22,500)	0
Other equity instruments exercised (in shares)	(1,072,500)	(400,000)
Other equity instruments outstanding at end of period (in shares)	130,000	1,225,000
Maximum term of awards granted | yr		0
Other equity instruments exercisable (in shares)	130,000	0
Phantom shares and share options | LTPP 2018
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share options and other equity instruments outstanding at beginning of period (in shares)	4,026,250	3,785,000
Instruments granted (in shares)	0	241,250
Share options and other equity instruments forfeited (in shares)	0	0
Share options and other equity instruments exercised (in shares)	(2,000,000)	0
Share options and other equity instruments outstanding at end of period (in shares)	2,026,250	4,026,250
Share options and other equity instruments exercisable (in shares)	1,483,750	0